Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 5.4%
ANZ Group Holdings Ltd.	171,484	$ 3,288,512
APA Group	83,617	449,589
ASX Ltd.	12,187	559,572
BlueScope Steel Ltd.	64,170	977,857
Brambles Ltd.	102,469	1,582,510
CAR Group Ltd.	24,284	598,049
Cochlear Ltd.	4,040	799,015
Coles Group Ltd.	98,905	1,356,197
Commonwealth Bank of Australia	93,087	11,329,458
Computershare Ltd.	32,645	856,411
CSL Ltd.	31,844	5,030,096
Evolution Mining Ltd.	313,669	1,633,053
Fortescue Ltd.(1)	239,765	2,410,173
Goodman Group	120,198	2,709,818
Insurance Australia Group Ltd.	135,051	802,881
JB Hi-Fi Ltd.	6,918	502,706
Macquarie Group Ltd.	20,605	3,099,108
Medibank Pvt Ltd.	169,618	563,284
National Australia Bank Ltd.	178,303	4,621,221
Northern Star Resources Ltd.	213,082	2,632,018
Pro Medicus Ltd.(1)	3,214	601,451
Qantas Airways Ltd.	56,530	399,360
QBE Insurance Group Ltd.	90,738	1,397,285
REA Group Ltd.(1)	3,413	540,479
Reece Ltd.(1)	13,514	127,696
Scentre Group	306,402	719,651
SGH Ltd.	15,057	536,242
Sonic Healthcare Ltd.	28,021	494,604
South32 Ltd.	698,124	1,334,043
Stockland	140,481	496,477
Suncorp Group Ltd.	63,389	903,397
Technology One Ltd.	19,211	517,845
Telstra Group Ltd.	254,495	811,488
Transurban Group	195,646	1,800,131
Vicinity Ltd.	215,492	351,783
Wesfarmers Ltd.	65,668	3,664,757
Westpac Banking Corp.	200,259	4,463,077
WiseTech Global Ltd.	11,064	793,464
Woolworths Group Ltd.	90,702	1,857,923
		$67,612,681
Austria — 0.3%
ANDRITZ AG	4,246	$316,233
BAWAG Group AG(2)	3,368	430,704
Erste Group Bank AG	16,028	1,364,388
OMV AG	22,906	1,245,655
Verbund AG	3,096	237,855
		$3,594,835
Security	Shares	Value
Belgium — 0.7%
Ackermans & van Haaren NV	1,308	$ 334,850
Ageas SA	7,568	511,957
Anheuser-Busch InBev SA	51,124	3,517,351
D'ieteren Group	906	195,107
Elia Group SA(1)	1,868	215,743
Groupe Bruxelles Lambert NV	3,264	278,618
KBC Ancora	2,000	137,681
KBC Group NV	10,776	1,112,187
Lotus Bakeries NV	28	269,806
Sofina SA	788	260,630
Syensqo SA	3,007	232,935
UCB SA	6,421	1,263,382
Warehouses De Pauw CVA	8,082	197,986
		$8,528,233
Canada — 10.2%
Agnico Eagle Mines Ltd.	41,976	$5,001,055
Alimentation Couche-Tard, Inc.	59,836	2,974,334
AltaGas Ltd.	45,884	1,331,959
Bank of Montreal(1)	45,003	4,987,261
Bank of Nova Scotia(1)	76,839	4,248,927
BCE, Inc.(1)	20,902	463,551
Brookfield Asset Management Ltd., Class A	23,536	1,302,668
Brookfield Corp.(1)	85,534	5,293,780
CAE, Inc.(3)	25,220	739,145
Cameco Corp.	54,112	4,018,613
Canadian Imperial Bank of Commerce	55,772	3,958,819
Canadian National Railway Co.	40,637	4,234,246
Canadian Pacific Kansas City Ltd.(1)	62,255	4,945,655
Canadian Tire Corp. Ltd., Class A(1)	3,361	457,570
CCL Industries, Inc., Class B	10,684	623,034
Celestica, Inc.(3)	7,627	1,191,643
CGI, Inc.	12,196	1,280,815
Constellation Software, Inc.	1,267	4,645,775
Descartes Systems Group, Inc.(3)	5,698	578,817
Dollarama, Inc.	17,137	2,414,596
Element Fleet Management Corp.(1)	27,674	693,196
Emera, Inc.	19,211	880,031
Empire Co. Ltd., Class A	11,152	462,787
FirstService Corp.(1)	2,767	482,851
Fortis, Inc.	31,815	1,519,083
George Weston Ltd.	3,990	800,227
GFL Environmental, Inc.	16,390	827,353
Gildan Activewear, Inc.	9,372	461,804
Great-West Lifeco, Inc.	17,651	671,302
Hydro One Ltd.(2)	19,532	703,826
iA Financial Corp., Inc.	5,434	595,735
IGM Financial, Inc.(1)	4,844	153,030
Intact Financial Corp.	11,205	2,605,517
Ivanhoe Mines Ltd., Class A(1)(3)	117,429	882,173
Kinross Gold Corp.	185,454	2,898,080

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Loblaw Cos. Ltd.	11,027	$ 1,824,000
Lundin Mining Corp.	100,195	1,053,639
Magna International, Inc.	18,427	712,317
Manulife Financial Corp.	104,767	3,349,774
Metro, Inc.	17,466	1,372,012
National Bank of Canada(1)	24,883	2,567,695
Nutrien Ltd.(1)	38,248	2,228,734
Open Text Corp.	18,636	544,539
Power Corp. of Canada(1)	34,506	1,347,805
Quebecor, Inc., Class B	11,621	353,729
RB Global, Inc.(1)	13,173	1,399,477
Rogers Communications, Inc., Class B	24,741	733,827
Royal Bank of Canada	79,567	10,486,425
Saputo, Inc.	17,192	351,857
Shopify, Inc., Class A(3)	72,644	8,379,485
Stantec, Inc.	7,224	786,033
Sun Life Financial, Inc.(1)	35,987	2,394,553
Teck Resources Ltd., Class B	72,490	2,931,540
TELUS Corp.	31,329	503,151
TFI International, Inc.(1)	5,742	515,441
Thomson Reuters Corp.	8,862	1,782,097
TMX Group Ltd.	17,677	749,269
Toromont Industries Ltd.	6,349	570,629
Toronto-Dominion Bank	105,371	7,750,291
Waste Connections, Inc.	16,679	3,115,700
WSP Global, Inc.	8,434	1,720,369
		$128,853,646
Denmark — 1.8%
AP Moller - Maersk AS, Class B	373	$693,667
Carlsberg AS, Class B	5,390	763,673
Coloplast AS, Class B	6,785	645,952
Danske Bank AS	29,701	1,213,102
Demant AS(3)	4,371	182,627
DSV AS	9,971	2,391,587
Genmab AS(3)	3,409	707,942
Jyske Bank AS	1,791	181,233
Novo Nordisk AS, Class B	172,758	11,971,094
Novonesis (Novozymes), Class B	21,887	1,571,418
Orsted AS(2)(3)	9,621	414,459
Pandora AS	4,031	710,243
Rockwool AS, Class B	4,652	218,050
Tryg AS	13,057	337,539
Vestas Wind Systems AS	56,193	844,072
		$22,846,658
Finland — 0.9%
Amer Sports, Inc.(3)	7,057	$273,529
Elisa OYJ	6,281	349,107
Fortum OYJ	23,984	449,743
Kesko OYJ, Class B	18,070	445,681
Security	Shares	Value
Finland (continued)
Kone OYJ, Class B	19,053	$ 1,255,226
Konecranes OYJ	3,971	315,543
Metso OYJ	45,729	592,640
Neste OYJ	60,717	822,847
Nokia OYJ	245,975	1,276,273
Nordea Bank Abp(1)	155,667	2,312,593
Orion OYJ, Class B	6,550	492,780
Sampo OYJ, Class A	120,155	1,293,169
Stora Enso OYJ, Class R	33,759	367,014
UPM-Kymmene OYJ	29,412	803,183
Valmet OYJ(1)	7,840	242,977
Wartsila OYJ Abp	24,526	579,656
		$11,871,961
France — 8.2%
Accor SA	9,551	$500,553
Air Liquide SA	37,190	7,668,617
Alstom SA(3)	21,480	501,363
Amundi SA(2)	4,060	329,087
Arkema SA	3,932	290,353
AXA SA	89,431	4,391,512
Ayvens SA(2)	13,428	149,600
BioMerieux(1)	2,430	336,110
BNP Paribas SA	52,672	4,724,768
Bouygues SA	8,959	405,168
Bureau Veritas SA	16,148	551,168
Capgemini SE	8,303	1,421,776
Carrefour SA	33,800	476,791
Cie de Saint-Gobain SA	39,433	4,632,401
Cie Generale des Etablissements Michelin SCA	38,384	1,427,663
Covivio SA	2,495	158,193
Credit Agricole SA	54,445	1,030,006
Danone SA	41,165	3,368,257
Dassault Systemes SE	34,329	1,244,139
Edenred SE	15,482	480,879
Eiffage SA	3,806	534,794
Elis SA	12,454	357,324
Engie SA	96,679	2,272,227
EssilorLuxottica SA	17,299	4,750,179
Eurofins Scientific SE(1)	6,651	473,986
Gecina SA	2,588	284,898
Getlink SE	19,320	372,954
Hermes International SCA	1,773	4,806,364
Ipsen SA	1,880	223,942
Kering SA	3,552	773,823
Klepierre SA(1)	11,318	447,506
Legrand SA	17,061	2,286,661
L'Oreal SA	12,408	5,315,013
LVMH Moet Hennessy Louis Vuitton SE	13,104	6,858,373
Orange SA	94,235	1,435,028
Pernod Ricard SA	13,014	1,298,165

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Publicis Groupe SA(1)	13,109	$ 1,480,594
Renault SA	9,165	422,919
Rexel SA	14,220	438,583
Safran SA	22,355	7,290,509
Sanofi SA	64,494	6,243,906
Sartorius Stedim Biotech	1,493	357,219
Schneider Electric SE	36,107	9,694,186
SCOR SE	7,381	245,138
SEB SA	1,385	130,933
Societe Generale SA	37,233	2,129,884
Sodexo SA	4,875	300,039
SPIE SA	6,633	372,977
Technip Energies NV	7,104	298,883
Teleperformance SE	3,016	292,936
Thales SA	5,968	1,762,199
Unibail-Rodamco-Westfield(3)	6,147	590,897
Veolia Environnement SA	38,296	1,367,239
Vinci SA	26,769	3,947,635
		$103,946,317
Germany — 8.0%
adidas AG	9,191	$2,145,455
Allianz SE	21,728	8,817,948
Bayerische Motoren Werke AG	20,762	1,849,050
Bechtle AG	4,581	215,048
Beiersdorf AG	4,879	613,281
BioNTech SE ADR(3)	3,476	370,090
Brenntag SE	8,674	574,652
Carl Zeiss Meditec AG	1,767	118,996
Commerzbank AG	51,965	1,637,574
Continental AG	6,015	524,976
CTS Eventim AG & Co. KGaA	3,411	424,160
Daimler Truck Holding AG	35,436	1,681,224
Delivery Hero SE(2)(3)	12,220	331,678
Deutsche Boerse AG	10,164	3,320,473
Deutsche Lufthansa AG	32,660	277,272
Deutsche Post AG	57,754	2,675,157
Deutsche Telekom AG	191,638	7,014,640
E.ON SE	135,045	2,488,290
Evonik Industries AG	13,617	281,308
Fraport AG Frankfurt Airport Services Worldwide(3)	1,989	150,049
FUCHS SE, PFC Shares	5,354	295,903
GEA Group AG	12,131	850,385
Hannover Rueck SE	3,264	1,028,531
Heidelberg Materials AG	15,871	3,737,568
Hella GmbH & Co. KGaA	1,500	152,148
Henkel AG & Co. KGaA	14,956	1,084,689
HOCHTIEF AG	889	175,455
Infineon Technologies AG	73,795	3,148,983
KION Group AG	3,562	198,965
Knorr-Bremse AG	4,685	454,431
Security	Shares	Value
Germany (continued)
LEG Immobilien SE	3,735	$ 332,458
Mercedes-Benz Group AG	45,754	2,665,637
Merck KGaA	7,571	981,644
MTU Aero Engines AG	3,690	1,639,296
Muenchener Rueckversicherungs-Gesellschaft AG	7,286	4,731,052
Nemetschek SE	3,640	527,774
Qiagen NV(3)	12,774	613,918
SAP SE	59,173	18,093,896
Scout24 SE(2)	4,026	555,784
Siemens AG	45,380	11,656,231
Siemens Energy AG(3)	45,287	5,293,187
Siemens Healthineers AG(2)	15,464	858,474
Symrise AG	9,207	965,487
Talanx AG	3,112	403,445
thyssenkrupp AG	76,129	820,533
Volkswagen AG	13,738	1,485,908
Vonovia SE	47,896	1,698,075
Zalando SE(2)(3)	11,463	378,248
		$100,339,426
Hong Kong — 1.5%
AIA Group Ltd.	587,783	$5,324,397
BOC Hong Kong Holdings Ltd.	192,850	839,523
Chow Tai Fook Jewellery Group Ltd.	128,000	219,478
CK Infrastructure Holdings Ltd.	31,500	208,601
CLP Holdings Ltd.	109,500	924,810
ESR Group Ltd.(2)(3)	133,400	220,919
Hang Seng Bank Ltd.	41,079	616,438
Henderson Land Development Co. Ltd.	71,355	250,598
HKT Trust & HKT Ltd.	171,000	255,657
Hong Kong & China Gas Co. Ltd.	607,000	510,360
Hong Kong Exchanges & Clearing Ltd.	65,899	3,544,479
Hongkong Land Holdings Ltd.	62,000	357,942
Lenovo Group Ltd.	410,000	495,359
Link REIT	147,900	792,225
MTR Corp. Ltd.	103,876	373,527
Power Assets Holdings Ltd.	76,500	491,862
Sino Land Co. Ltd.	178,000	189,594
Sun Hung Kai Properties Ltd.	82,301	948,358
Swire Pacific Ltd., Class A	24,393	209,099
Swire Properties Ltd.	72,600	181,473
Techtronic Industries Co. Ltd.	69,493	766,784
WH Group Ltd.(2)	535,041	515,668
Wharf Holdings Ltd.(1)	63,779	194,453
Wharf Real Estate Investment Co. Ltd.	88,000	249,796
		$18,681,400
Ireland — 0.9%
AIB Group PLC	99,849	$824,039
Bank of Ireland Group PLC	46,154	657,700
DCC PLC	15,346	995,964

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland (continued)
Experian PLC	58,730	$ 3,028,486
ICON PLC(3)	4,281	622,671
James Hardie Industries PLC, CDI(3)	64,290	1,726,400
Kerry Group PLC, Class A	9,672	1,068,625
Kingspan Group PLC	23,647	2,014,946
		$ 10,938,831
Israel — 0.8%
Bank Hapoalim BM	103,832	$ 1,994,412
Check Point Software Technologies Ltd.(3)	7,241	1,602,071
CyberArk Software Ltd.(3)	4,241	1,725,578
Mizrahi Tefahot Bank Ltd.	13,080	853,232
Monday.com Ltd.(3)	3,440	1,081,811
Nice Ltd.(3)	5,338	904,861
Nova Ltd.(1)(3)	2,782	765,606
Wix.com Ltd.(3)	4,522	716,556
		$9,644,127
Italy — 2.5%
A2A SpA	77,405	$208,492
Banca Generali SpA	3,139	174,404
Banca Mediolanum SpA	12,598	217,104
Banca Monte dei Paschi di Siena SpA	46,987	398,523
Banco BPM SpA	87,070	1,016,327
BPER Banca SpA	48,418	439,455
Brunello Cucinelli SpA	1,844	223,867
DiaSorin SpA	1,327	142,029
Enel SpA	448,543	4,256,991
Ferrari NV	7,984	3,911,449
FinecoBank Banca Fineco SpA	35,578	789,246
Generali	48,920	1,740,158
Hera SpA(1)	48,247	233,052
Infrastrutture Wireless Italiane SpA(1)(2)	13,855	169,418
Intesa Sanpaolo SpA	790,523	4,553,738
Italgas SpA	34,422	291,992
Mediobanca Banca di Credito Finanziario SpA(1)	32,799	763,264
Moncler SpA	12,528	714,616
Nexi SpA(1)(2)	17,387	103,841
Pirelli & C SpA(2)	25,026	172,506
Poste Italiane SpA(1)(2)	24,252	521,075
PRADA SpA	34,400	213,712
Prysmian SpA	18,799	1,330,954
Recordati Industria Chimica e Farmaceutica SpA	5,926	372,479
Reply SpA	1,181	204,101
Ryanair Holdings PLC	27,075	768,002
Snam SpA	119,726	724,784
Telecom Italia SpA(1)(3)	1,017,503	502,764
Terna - Rete Elettrica Nazionale(1)	81,035	833,118
UniCredit SpA	79,418	5,327,626
Unipol Assicurazioni SpA	23,330	462,045
		$31,781,132
Security	Shares	Value
Japan — 16.1%
Advantest Corp.	42,300	$ 3,135,741
Aeon Co. Ltd.(1)	33,379	1,023,159
AGC, Inc.(1)	28,155	825,946
Aisin Corp.	35,600	455,410
Ajinomoto Co., Inc.	61,416	1,665,795
ANA Holdings, Inc.	9,256	181,233
Asahi Group Holdings Ltd.	98,700	1,319,336
Asahi Kasei Corp.	96,300	685,537
Asics Corp.	35,900	915,463
Astellas Pharma, Inc.	108,171	1,059,097
Bandai Namco Holdings, Inc.	31,325	1,122,663
BayCurrent, Inc.	8,500	437,278
Bridgestone Corp.(1)	31,700	1,296,282
Canon, Inc.(1)	58,468	1,695,789
Capcom Co. Ltd.	19,000	648,878
Central Japan Railway Co.	41,935	937,440
Chiba Bank Ltd.	26,800	247,678
Chugai Pharmaceutical Co. Ltd.	39,056	2,039,419
Concordia Financial Group Ltd.	62,900	408,206
Dai Nippon Printing Co. Ltd.	23,358	354,571
Daifuku Co. Ltd.	22,500	578,833
Dai-ichi Life Holdings, Inc.	200,376	1,523,379
Daiichi Sankyo Co. Ltd.	106,439	2,465,988
Daikin Industries Ltd.	18,100	2,124,644
Daito Trust Construction Co. Ltd.	3,600	392,106
Daiwa House Industry Co. Ltd.	31,292	1,075,280
Daiwa Securities Group, Inc.	62,800	446,007
Denso Corp.	113,688	1,534,252
Disco Corp.	6,000	1,777,460
East Japan Railway Co.	50,978	1,096,584
Ebara Corp.(1)	27,500	527,386
Eisai Co. Ltd.	14,425	414,292
FANUC Corp.	68,555	1,861,081
Fast Retailing Co. Ltd.	10,026	3,437,553
Fuji Electric Co. Ltd.	8,500	391,441
FUJIFILM Holdings Corp.	59,800	1,295,003
Fujikura Ltd.	13,400	704,913
Fujitsu Ltd.	102,580	2,488,526
Hankyu Hanshin Holdings, Inc.	14,200	386,008
Hikari Tsushin, Inc.	900	265,740
Hitachi Construction Machinery Co. Ltd.	5,500	163,896
HOYA Corp.	21,387	2,539,965
Hulic Co. Ltd.(1)	19,900	200,727
IHI Corp.	9,500	1,027,555
Isuzu Motors Ltd.	39,500	500,383
ITOCHU Corp.	70,800	3,707,441
Japan Airlines Co. Ltd.	7,300	148,890
Japan Exchange Group, Inc.	58,000	587,541
Japan Post Bank Co. Ltd.	105,000	1,131,955
Kajima Corp.	22,000	573,797
Kao Corp.(1)	25,563	1,145,365

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kawasaki Heavy Industries Ltd.	10,600	$ 801,334
KDDI Corp.	171,336	2,941,938
Keyence Corp.	13,200	5,277,730
Kikkoman Corp.	49,645	460,499
Kirin Holdings Co. Ltd.	50,100	702,083
Komatsu Ltd.	64,746	2,136,200
Kubota Corp.(1)	60,294	679,930
Kyocera Corp.	69,800	838,323
Kyowa Kirin Co. Ltd.	12,806	219,204
LY Corp.	151,700	558,651
M3, Inc.	24,900	342,044
Makita Corp.	11,792	363,169
Marubeni Corp.	89,500	1,804,162
MatsukiyoCocokara & Co.	22,800	469,008
MEIJI Holdings Co. Ltd.	20,142	445,416
Mitsubishi Chemical Group Corp.	91,560	481,241
Mitsubishi Electric Corp.	125,707	2,703,828
Mitsubishi Estate Co. Ltd.	58,308	1,093,107
Mitsubishi HC Capital, Inc.	43,000	316,597
Mitsubishi Heavy Industries Ltd.	215,400	5,390,251
Mitsubishi UFJ Financial Group, Inc.(4)	642,957	8,765,811
Mitsui Fudosan Co. Ltd.	154,600	1,496,695
Mizuho Financial Group, Inc.	131,158	3,640,936
MonotaRO Co. Ltd.	16,000	314,974
MS&AD Insurance Group Holdings, Inc.	66,900	1,495,590
Murata Manufacturing Co. Ltd.	116,759	1,725,778
NEC Corp.	74,500	2,173,541
Nidec Corp.	47,360	920,351
Nintendo Co. Ltd.	62,190	5,972,092
Nippon Building Fund, Inc.(1)	410	378,586
Nippon Paint Holdings Co. Ltd.	54,745	440,273
Nippon Sanso Holdings Corp.	11,100	420,041
Nippon Telegraph & Telephone Corp.	1,791,900	1,915,738
Nissin Foods Holdings Co. Ltd.(1)	13,497	280,402
Nitori Holdings Co. Ltd.	4,468	430,046
Nitto Denko Corp.	46,930	906,287
Nomura Holdings, Inc.	166,000	1,093,890
Nomura Research Institute Ltd.	21,300	851,945
Obayashi Corp.	39,100	592,436
Olympus Corp.	61,000	724,578
Oracle Corp. Japan	2,126	253,399
Oriental Land Co. Ltd.	61,985	1,427,624
ORIX Corp.	62,867	1,418,698
Osaka Gas Co. Ltd.	21,800	559,168
Otsuka Corp.(1)	13,176	268,413
Otsuka Holdings Co. Ltd.	25,820	1,280,137
Panasonic Holdings Corp.	128,200	1,371,653
Rakuten Group, Inc.(3)	80,400	443,018
Recruit Holdings Co. Ltd.	84,979	4,997,326
Renesas Electronics Corp.	90,600	1,120,851
Resona Holdings, Inc.	108,133	998,696
Security	Shares	Value
Japan (continued)
Ryohin Keikaku Co. Ltd.	14,400	$ 690,606
Sanrio Co. Ltd.	9,500	459,378
Sanwa Holdings Corp.	10,000	331,656
SBI Holdings, Inc.	14,400	501,770
SCREEN Holdings Co. Ltd.	4,600	374,032
SCSK Corp.	8,000	241,021
SECOM Co. Ltd.	27,000	969,972
Seibu Holdings, Inc.	12,500	447,973
Sekisui Chemical Co. Ltd.	19,172	347,218
Sekisui House Ltd.	35,570	782,872
Shimadzu Corp.	15,026	371,488
Shin-Etsu Chemical Co. Ltd.	110,085	3,635,222
Shionogi & Co. Ltd.	39,962	719,407
Shiseido Co. Ltd.(1)	22,197	396,453
Shizuoka Financial Group, Inc.	24,800	288,550
SMC Corp.	3,732	1,337,407
SoftBank Corp.	1,690,300	2,618,191
SoftBank Group Corp.	54,090	3,932,667
Sompo Holdings, Inc.	48,011	1,446,801
Sony Group Corp.	354,200	9,209,308
Square Enix Holdings Co. Ltd.	4,900	366,516
Subaru Corp.	34,600	599,839
Sumitomo Electric Industries Ltd.	39,573	848,579
Sumitomo Mitsui Financial Group, Inc.	213,259	5,370,065
Sumitomo Mitsui Trust Group, Inc.	33,132	881,226
Suntory Beverage & Food Ltd.(1)	8,300	265,429
Sysmex Corp.	25,678	446,982
T&D Holdings, Inc.	26,419	579,900
Takeda Pharmaceutical Co. Ltd.	98,152	3,030,245
TDK Corp.	105,410	1,230,403
Terumo Corp.	76,192	1,398,265
TIS, Inc.	13,200	442,327
Tokio Marine Holdings, Inc.	95,700	4,055,865
Tokyo Electron Ltd.	25,978	4,975,030
Tokyo Gas Co. Ltd.	19,500	648,611
Tokyu Corp.	28,932	344,179
TOPPAN Holdings, Inc.	14,500	393,922
Toray Industries, Inc.	88,250	604,093
Toyo Suisan Kaisha Ltd.	5,400	358,922
Toyota Industries Corp.	9,275	1,046,802
Toyota Motor Corp.	538,115	9,267,947
Trend Micro, Inc.	6,993	483,677
Unicharm Corp.	57,106	412,350
West Japan Railway Co.	24,820	567,412
Yakult Honsha Co. Ltd.(1)	14,572	274,435
Yamaha Motor Co. Ltd.(1)	50,175	375,463
Yaskawa Electric Corp.(1)	17,700	400,254
Yokogawa Electric Corp.	13,300	355,294
Zensho Holdings Co. Ltd.	6,300	381,316
ZOZO, Inc.	19,200	207,450
		$203,387,390

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands — 4.4%
ABN AMRO Bank NV(2)	22,777	$ 621,948
Adyen NV(2)(3)	1,753	3,219,449
Aegon Ltd.(1)	66,078	478,848
AerCap Holdings NV	10,293	1,204,281
Akzo Nobel NV	12,642	887,009
Argenx SE(3)	3,807	2,107,489
ASM International NV	2,811	1,803,194
ASML Holding NV	21,347	17,106,140
ASR Nederland NV	9,211	612,031
BE Semiconductor Industries NV	4,086	611,075
CTP NV(2)	7,527	158,576
Euronext NV(2)	4,875	835,292
Ferrovial SE	27,580	1,471,193
IMCD NV	4,500	605,229
ING Groep NV, Series N	173,121	3,794,412
JDE Peet's NV(1)	12,431	355,086
Koninklijke Ahold Delhaize NV	63,852	2,666,871
Koninklijke KPN NV	220,356	1,074,939
Koninklijke Vopak NV	7,867	390,748
NN Group NV	15,566	1,035,748
NXP Semiconductors NV	14,771	3,227,316
Prosus NV	77,361	4,340,454
Randstad NV(1)	6,100	281,948
Stellantis NV	119,179	1,193,713
STMicroelectronics NV	38,865	1,191,678
Universal Music Group NV	51,771	1,679,480
Wolters Kluwer NV	15,125	2,529,478
		$55,483,625
New Zealand — 0.2%
Auckland International Airport Ltd.	104,167	$491,723
Fisher & Paykel Healthcare Corp. Ltd.	26,716	586,809
Meridian Energy Ltd.	60,330	217,136
Xero Ltd.(3)	7,485	885,694
		$2,181,362
Norway — 0.6%
DNB Bank ASA	51,807	$1,432,701
Gjensidige Forsikring ASA	12,137	307,672
Kongsberg Gruppen ASA	32,870	1,274,762
Mowi ASA	34,904	674,115
Norsk Hydro ASA	204,854	1,173,076
Orkla ASA	62,474	680,435
Salmar ASA	5,001	216,859
SpareBank 1 Sor-Norge ASA	14,088	259,204
Storebrand ASA	27,289	386,491
Telenor ASA	36,586	569,724
Vend Marketplaces ASA, Class A	4,749	167,902
Yara International ASA	11,885	438,588
		$7,581,529
Security	Shares	Value
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$ 423,439
EDP SA	177,508	771,144
Jeronimo Martins SGPS SA	19,321	489,167
		$ 1,683,750
Singapore — 1.2%
CapitaLand Ascendas REIT	265,700	$ 560,668
CapitaLand Integrated Commercial Trust	405,380	692,216
CapitaLand Investment Ltd.	128,100	267,045
DBS Group Holdings Ltd.	128,471	4,535,290
Grab Holdings Ltd., Class A(3)	170,855	859,401
Oversea-Chinese Banking Corp. Ltd.	213,071	2,732,277
Singapore Airlines Ltd.(1)	89,956	493,386
Singapore Exchange Ltd.	46,500	544,479
Singapore Technologies Engineering Ltd.	129,700	795,279
Singapore Telecommunications Ltd.	509,212	1,535,165
United Overseas Bank Ltd.	82,459	2,333,895
		$15,349,101
South Korea — 3.5%
Doosan Enerbility Co. Ltd.(3)	32,112	$1,626,893
Hana Financial Group, Inc.	15,371	979,102
HD Hyundai Electric Co. Ltd.	1,750	656,052
HMM Co. Ltd.	17,532	292,315
Hyundai Mobis Co. Ltd.	3,926	832,894
Hyundai Motor Co.	11,260	1,690,772
Industrial Bank of Korea	13,893	187,639
Kakao Corp.	18,710	829,943
KakaoBank Corp.	9,271	205,450
KB Financial Group, Inc.	21,493	1,766,215
Kia Corp.	15,965	1,142,365
Krafton, Inc.(3)	1,857	498,585
KT Corp.	7,272	297,651
LG Chem Ltd.	3,542	553,190
LG Electronics, Inc.	6,427	350,497
LG Energy Solution Ltd.(3)	3,029	664,996
Meritz Financial Group, Inc.	4,021	334,501
Mirae Asset Securities Co. Ltd.	17,118	271,315
Naver Corp.	8,644	1,678,534
POSCO Holdings, Inc.	11,454	2,206,566
Samsung Biologics Co. Ltd.(2)(3)	1,209	887,185
Samsung C&T Corp.	4,647	553,843
Samsung Electro-Mechanics Co. Ltd.	3,347	332,543
Samsung Electronics Co. Ltd.	303,601	13,425,723
Samsung Heavy Industries Co. Ltd.(3)	51,957	642,496
Samsung Life Insurance Co. Ltd.	4,730	445,403
Samsung SDS Co. Ltd.	2,354	295,061
Shinhan Financial Group Co. Ltd.	26,082	1,182,475
SK Hynix, Inc.	32,821	7,072,320
SK Square Co. Ltd.(3)	4,805	645,835
SK Telecom Co. Ltd.	5,827	245,163

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	41,376	$ 688,465
		$ 43,481,987
Spain — 2.5%
Acciona SA	1,468	$ 264,775
Aena SME SA(2)	40,790	1,088,839
Amadeus IT Group SA	21,876	1,848,152
Banco Bilbao Vizcaya Argentaria SA	289,058	4,450,994
Banco de Sabadell SA	265,790	846,156
Banco Santander SA	755,435	6,255,665
Bankinter SA(1)	34,415	449,270
CaixaBank SA	181,207	1,570,125
Cellnex Telecom SA(2)(3)	29,949	1,166,162
EDP Renovaveis SA	12,576	140,722
Endesa SA(1)	18,503	586,264
Grifols SA(3)	32,126	392,001
Grupo Catalana Occidente SA	2,500	145,005
Iberdrola SA	331,009	6,367,963
Indra Sistemas SA	4,465	193,720
Industria de Diseno Textil SA	56,297	2,936,832
International Consolidated Airlines Group SA	209,915	984,667
Mapfre SA(1)	63,000	258,060
Merlin Properties Socimi SA	23,269	306,772
Redeia Corp. SA	23,794	509,138
Telefonica SA(1)	178,086	937,281
Unicaja Banco SA(2)	60,000	141,715
		$31,840,278
Sweden — 3.2%
AAK AB	12,128	$318,661
AddTech AB, Class B	15,456	526,919
Alfa Laval AB(1)	16,819	708,393
Assa Abloy AB, Class B	61,812	1,932,468
Atlas Copco AB, Class A	246,107	3,978,566
Axfood AB	5,804	171,587
Beijer Ref AB	23,956	378,050
Boliden AB(3)	40,758	1,273,665
Castellum AB	19,997	263,163
Epiroc AB, Class A	58,344	1,269,556
EQT AB(1)	20,015	671,423
Essity AB, Class B	31,088	860,791
H & M Hennes & Mauritz AB, Class B(1)	29,152	410,580
Hexagon AB, Class B	104,662	1,054,950
Holmen AB, Class B	6,436	254,944
Industrivarden AB, Class A	12,183	442,894
Indutrade AB	14,507	396,115
Investment AB Latour, Class B(1)	9,861	260,086
Investor AB, Class B	120,886	3,582,261
L E Lundbergforetagen AB, Class B	4,524	225,827
Lifco AB, Class B	12,322	499,371
Nibe Industrier AB, Class B	107,459	458,813
Security	Shares	Value
Sweden (continued)
Saab AB, Class B	20,221	$ 1,130,622
Sagax AB, Class B	10,955	251,025
Sandvik AB	65,943	1,514,206
Skandinaviska Enskilda Banken AB, Class A	81,127	1,414,086
Skanska AB, Class B	17,772	413,992
SKF AB, Class B	24,746	568,423
Spotify Technology SA(3)	8,088	6,206,246
SSAB AB, Class A	116,016	698,175
Svenska Cellulosa AB SCA, Class B(1)	37,124	482,715
Svenska Handelsbanken AB, Class A	73,012	977,432
Sweco AB, Class B	8,161	141,686
Swedbank AB, Class A	52,728	1,396,571
Swedish Orphan Biovitrum AB(3)	11,878	361,509
Tele2 AB, Class B	26,729	390,174
Telia Co. AB	114,144	410,556
Trelleborg AB, Class B	12,703	473,201
Volvo AB, Class B	111,181	3,128,367
		$39,898,069
Switzerland — 8.8%
ABB Ltd.	98,501	$5,903,049
Accelleron Industries AG	6,342	446,913
Alcon AG	26,477	2,348,058
Amrize Ltd.(3)	45,597	2,274,534
Avolta AG	4,955	269,904
Baloise Holding AG	2,120	500,006
Banque Cantonale Vaudoise	1,552	178,997
Barry Callebaut AG(1)	180	196,752
Belimo Holding AG	579	590,176
BKW AG	797	174,742
Chocoladefabriken Lindt & Spruengli AG PC	128	2,157,260
Chubb Ltd.	19,225	5,569,867
Cie Financiere Richemont SA, Class A	25,515	4,828,274
Coca-Cola HBC AG	11,049	577,228
DSM-Firmenich AG	13,079	1,391,412
Emmi AG	100	100,009
Flughafen Zurich AG	1,193	340,153
Galderma Group AG	5,370	780,560
Garmin Ltd.	8,403	1,753,874
Geberit AG	4,101	3,229,721
Georg Fischer AG	5,014	410,369
Givaudan SA	574	2,783,628
Helvetia Holding AG	1,875	440,205
Holcim AG	45,597	3,385,994
Julius Baer Group Ltd.	10,314	699,649
Kuehne & Nagel International AG	2,477	536,376
Logitech International SA	7,678	696,275
Lonza Group AG	3,874	2,770,543
Nestle SA	147,371	14,652,559
Novartis AG	101,562	12,327,301
On Holding AG, Class A(3)	10,180	529,869

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	1,056	$ 1,381,593
PSP Swiss Property AG	2,619	483,505
Roche Holding AG	39,523	12,901,084
Schindler Holding AG PC	3,940	1,431,350
SFS Group AG	841	115,576
SGS SA	8,187	831,272
SIG Group AG	13,847	256,129
Sika AG	9,406	2,559,220
Sonova Holding AG	2,601	775,684
Straumann Holding AG	5,269	689,658
Sulzer AG	1,235	223,181
Swatch Group AG	1,863	304,155
Swiss Life Holding AG	1,304	1,320,122
Swiss Prime Site AG	4,262	639,829
Swiss Re AG	13,497	2,334,806
Swisscom AG	1,174	833,644
Temenos AG	2,236	160,623
UBS Group AG	150,103	5,096,258
VAT Group AG(2)	1,514	641,530
VZ Holding AG	706	154,723
Zurich Insurance Group AG	7,037	4,923,950
		$110,902,149
Taiwan — 5.8%
Accton Technology Corp.	30,000	$749,813
Advantech Co. Ltd.	27,246	316,085
Alchip Technologies Ltd.	4,000	424,128
ASE Technology Holding Co. Ltd.	182,904	917,589
Asia Vital Components Co. Ltd.	17,000	434,221
Cathay Financial Holding Co. Ltd.	477,973	1,028,857
Chailease Holding Co. Ltd.	96,174	416,550
Chang Hwa Commercial Bank Ltd.	225,268	144,203
Chunghwa Telecom Co. Ltd.	196,055	906,860
CTBC Financial Holding Co. Ltd.	871,000	1,303,565
Delta Electronics, Inc.	100,319	1,419,609
E Ink Holdings, Inc.	60,000	454,130
E.Sun Financial Holding Co. Ltd.	868,198	975,918
Elite Material Co. Ltd.	22,000	665,251
EVA Airways Corp.	198,000	270,258
Evergreen Marine Corp. Taiwan Ltd.	66,200	450,800
Far EasTone Telecommunications Co. Ltd.	118,073	361,948
First Financial Holding Co. Ltd.	589,094	585,785
Fubon Financial Holding Co. Ltd.	456,988	1,368,520
Hotai Motor Co. Ltd.(3)	15,320	295,221
Hua Nan Financial Holdings Co. Ltd.	524,126	487,654
Jentech Precision Industrial Co. Ltd.	5,000	258,745
King Slide Works Co. Ltd.	6,000	417,676
Lite-On Technology Corp.	125,000	473,854
MediaTek, Inc.	85,883	3,679,971
Mega Financial Holding Co. Ltd.	633,468	889,623
Novatek Microelectronics Corp.	34,000	634,130
Security	Shares	Value
Taiwan (continued)
President Chain Store Corp.	29,828	$ 261,592
Quanta Computer, Inc.	144,398	1,358,261
Realtek Semiconductor Corp.	26,000	504,946
Shin Kong Financial Holding Co. Ltd.(3)	1,000,000	386,838
SinoPac Financial Holdings Co. Ltd.	596,264	493,850
Taishin Financial Holding Co. Ltd.	693,059	373,841
Taiwan Cooperative Financial Holding Co. Ltd.	567,000	480,100
Taiwan Mobile Co. Ltd.	90,748	357,098
Taiwan Semiconductor Manufacturing Co. Ltd.	1,203,240	44,001,701
TCC Group Holdings Co. Ltd.	1,070,000	933,982
Uni-President Enterprises Corp.	310,000	859,289
United Microelectronics Corp.	660,000	995,475
Wan Hai Lines Ltd.	68,270	207,617
Wiwynn Corp.	6,000	521,009
Yageo Corp.	23,091	383,169
Yang Ming Marine Transport Corp.	122,000	296,574
Yuanta Financial Holding Co. Ltd.	494,912	579,207
		$73,325,513
United Kingdom — 11.8%
3i Group PLC	54,109	$3,062,147
Admiral Group PLC	16,872	757,663
Anglo American PLC	107,704	3,174,888
Antofagasta PLC	51,174	1,272,332
ARM Holdings PLC ADR(1)(3)	63,273	10,233,775
Ashtead Group PLC	29,386	1,884,406
Associated British Foods PLC	21,710	613,401
AstraZeneca PLC	88,466	12,311,737
Auto Trader Group PLC(2)	50,608	573,226
Aviva PLC	171,718	1,459,899
Babcock International Group PLC	16,194	255,054
BAE Systems PLC	214,211	5,559,388
Barclays PLC	801,460	3,703,359
Barratt Redrow PLC	73,517	460,363
Beazley PLC	35,193	451,878
Berkeley Group Holdings PLC	6,145	325,592
BP PLC	1,153,064	5,744,901
BT Group PLC	313,603	835,037
Bunzl PLC	17,836	568,370
Centrica PLC	305,679	678,232
Coca-Cola Europacific Partners PLC	14,812	1,373,369
Compass Group PLC	117,867	3,992,387
ConvaTec Group PLC(2)	109,730	434,645
Croda International PLC	10,017	402,162
Diageo PLC	152,896	3,855,439
Diploma PLC	7,669	514,819
easyJet PLC	18,664	136,589
Games Workshop Group PLC	1,878	418,010
GSK PLC	252,396	4,812,297
Haleon PLC	522,819	2,687,094
Halma PLC	26,048	1,144,916

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Hikma Pharmaceuticals PLC	12,351	$ 337,047
Hiscox Ltd.	16,611	286,716
Howden Joinery Group PLC	34,711	408,184
HSBC Holdings PLC	949,133	11,480,884
IMI PLC	15,583	448,403
Informa PLC	79,682	882,175
InterContinental Hotels Group PLC	8,802	1,006,378
Intermediate Capital Group PLC	17,068	452,744
Intertek Group PLC	10,033	653,535
Investec PLC	30,875	231,155
J Sainsbury PLC	137,316	546,498
JD Sports Fashion PLC	156,919	191,358
JET2 PLC	9,623	244,053
Kingfisher PLC	100,207	400,186
Land Securities Group PLC	43,388	376,860
Legal & General Group PLC	321,912	1,126,349
Lloyds Banking Group PLC	3,381,507	3,555,707
London Stock Exchange Group PLC	25,076	3,667,293
LondonMetric Property PLC	117,286	327,509
M&G PLC	133,855	473,139
Marks & Spencer Group PLC	108,489	528,018
Melrose Industries PLC	70,562	513,916
Mondi PLC	31,394	512,994
National Grid PLC	289,558	4,250,323
NatWest Group PLC	451,839	3,173,244
Next PLC	5,900	1,007,684
Pearson PLC	37,103	546,564
Persimmon PLC	18,827	334,939
Phoenix Group Holdings PLC	44,111	399,078
Prudential PLC	142,422	1,782,588
Reckitt Benckiser Group PLC	37,341	2,543,928
RELX PLC	112,934	6,120,759
Rentokil Initial PLC	168,068	810,889
Rightmove PLC	51,908	561,822
Sage Group PLC	57,305	984,087
Schroders PLC	52,561	261,392
Segro PLC	73,905	691,835
Severn Trent PLC	14,170	532,397
Smith & Nephew PLC	50,548	774,103
Smiths Group PLC	22,111	681,999
Spirax Group PLC	5,247	429,059
SSE PLC	63,608	1,601,657
St. James's Place PLC	29,384	478,813
Standard Chartered PLC	112,308	1,858,532
Taylor Wimpey PLC	220,021	358,791
Tesco PLC	455,074	2,509,060
Unilever PLC	140,231	8,557,765
UNITE Group PLC	22,917	267,092
United Utilities Group PLC	39,725	623,792
Verona Pharma PLC, ADR(3)	4,444	420,313
Vodafone Group PLC	1,123,442	1,202,590
Security	Shares	Value
United Kingdom (continued)
Weir Group PLC	16,522	$ 565,047
Whitbread PLC	9,562	371,063
Wise PLC, Class A(3)	44,018	628,814
WPP PLC	61,718	434,556
		$ 148,113,051
United States — 0.0%†
Galaxy Digital, Inc., Class A(3)	9,074	$ 198,705
		$ 198,705
Total Common Stocks (identified cost $908,738,669)		$1,252,065,756

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(1)(3)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.5%

Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	5,060	$ 5,060
Total Affiliated Fund (identified cost $5,060)		$ 5,060
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(6)	19,537,912	$ 19,537,912
Total Securities Lending Collateral (identified cost $19,537,912)		$ 19,537,912
Total Short-Term Investments (identified cost $19,542,972)		$ 19,542,972

Total Investments — 100.9% (identified cost $928,281,641)	$1,271,608,728
Other Assets, Less Liabilities — (0.9)%	$ (11,862,644)
Net Assets — 100.0%	$1,259,746,084

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $54,321,283 and the total market value of the collateral received by the Fund was $57,156,443, comprised of cash of $19,537,912 and U.S. government and/or agencies securities of $37,618,531.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $15,623,854 or 1.2% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	25.1%
Industrials	17.2
Information Technology	16.0
Health Care	9.1
Consumer Discretionary	8.5
Consumer Staples	6.7
Materials	6.2
Communication Services	4.8
Utilities	3.1
Real Estate	1.7
Energy	1.0
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $8,770,871, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$6,539,625	$ 683,413	$ (583,375)	$7,488	$2,118,660	$8,765,811	$146,973	642,957
Short-Term Investments
Liquidity Fund, Institutional Class(1)	895,383	75,173,671	(76,063,994)	—	—	5,060	53,657	5,060
Total				$7,488	$2,118,660	$8,770,871	$200,630

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
International Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$67,612,681	$ —	$67,612,681
Austria	—	3,594,835	—	3,594,835
Belgium	—	8,528,233	—	8,528,233
Canada	128,853,646	—	—	128,853,646
Denmark	—	22,846,658	—	22,846,658
Finland	273,529	11,598,432	—	11,871,961
France	—	103,946,317	—	103,946,317
Germany	984,008	99,355,418	—	100,339,426
Hong Kong	—	18,681,400	—	18,681,400
Ireland	622,671	10,316,160	—	10,938,831
Israel	5,891,622	3,752,505	—	9,644,127
Italy	—	31,781,132	—	31,781,132
Japan	—	203,387,390	—	203,387,390
Netherlands	4,431,597	51,052,028	—	55,483,625
New Zealand	—	2,181,362	—	2,181,362
Norway	—	7,581,529	—	7,581,529
Portugal	—	1,683,750	—	1,683,750
Singapore	859,401	14,489,700	—	15,349,101
South Korea	—	43,481,987	—	43,481,987
Spain	—	31,840,278	—	31,840,278
Sweden	6,206,246	33,691,823	—	39,898,069
Switzerland	10,128,144	100,774,005	—	110,902,149
Taiwan	—	73,325,513	—	73,325,513
United Kingdom	12,027,457	136,085,594	—	148,113,051
United States	198,705	—	—	198,705
Total Common Stocks	$170,477,026	$1,081,588,730(1)	$ —	$1,252,065,756
Warrants	$ —	$0	$ —	$0
Short-Term Investments:
Affiliated Fund	5,060	—	—	5,060
Securities Lending Collateral	19,537,912	—	—	19,537,912
Total Investments	$190,019,998	$1,081,588,730	$ —	$1,271,608,728

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.